SHAREBASED COMPENSATION	12 Months Ended
Dec. 31, 2021
SHAREBASED COMPENSATION
SHAREBASED COMPENSATION
19.	SHARE-BASED COMPENSATION

The Company’s share-based compensation arrangements include share options, restricted share units (“RSUs”) and performance share units (“PSUs”).

A summary of share-based compensation expense recognized in the statement of income (loss) is as follows:

(in thousands)	2021	2020

Share-based compensation expense for:
Share options	$(1,383)	$(559)
RSUs	(1,435)	(1,034)
PSUs	(14)	(234)
Share based compensation expense	$(2,832)	$(1,827)

An additional $2,382,000 in share-based compensation expense remains to be recognized, up until November 2024, on options and share units outstanding at December 31, 2021.

Share Options

The Company’s Share Option Plan provides for the granting of share units up to 10% of the issued and outstanding common shares at the time of grant, subject to a maximum of 39,670,000 common shares. As of December 31, 2021, an aggregate of 26,226,093 options (December 31, 2020 - 23,401,593) have been granted (less cancellations) in the Share Units Plan as amended in 2013.

Under the Share Option Plan, all share options are granted at the discretion of the Company’s board of directors, including any vesting provisions if applicable. The term of any share option granted may not exceed ten years and the exercise price may not be lower than the closing price of the Company’s shares on the last trading day immediately preceding the date of grant. In general, share options granted under the Share Units Plan have five-year terms and vesting periods up to 24 months.

A continuity summary of the share options of the Company granted under the Share Option Plan for 2021 and 2020 is presented below:

	2021		2020
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Number of Common	Price per Share	Number of Common	Price per Share
	Shares	(CAD)	Shares	(CAD)

Share options outstanding-January 1	15,077,243	$0.67	13,827,243	$0.75
Grants	4,171,000	1.30	3,671,000	0.46
Exercises (1)	(8,451,848)	0.75	(251,500)	0.59
Expiries	(31,000)	0.66	(1,424,000)	0.97
Forfeitures	(1,315,500)	0.79	(745,500)	0.67
Share options outstanding-December 31	9,449,895	$0.86	15,077,243	$0.67
Share options exercisable-December 31	4,370,895	$0.61	10,289,743	$0.74

(1)	The weighted average share price at the date of exercise was CAD$1.49 (December 31, 2020 - CAD$0.72).
A summary of the Company’s share options outstanding at December 31, 2021 is presented below:

	Weighted		Weighted-
	Average		Average
	Remaining		Exercise
Range of Exercise	Contractual	Number of	Price per
Prices per Share	Life	Common	Share
(CAD)	(Years)	Shares	(CAD)

Share options outstanding
$ 0.25 to $ 0.49	3.21	2,354,500	$0.45
$ 0.50 to $ 0.74	1.69	3,054,395	0.64
$ 0.75 to $ 0.99	0.19	331,000	0.85
$ 1.00 to $ 1.49	4.20	3,606,000	1.28
$ 1.50 to $ 1.99	-	-	-
$ 2.00 to $ 2.49	4.87	104,000	2.29
Share options outstanding-December 31, 2021	3.01	9,449,895	$0.86

Share options outstanding at December 31, 2021 expire between March 2022 and November 2026.

The fair value of each share option granted is estimated on the date of grant using the Black-Scholes option pricing model. The following table outlines the assumptions used in the model to determine the fair value of share options granted:

	2021	2020

Risk-free interest rate	0.70% - 1.29%	0.27% - 0.67%
Expected share price volatility	66.11% - 73.37%	44.16% - 54.16%
Expected life	3.4 years	3.4 years
Estimated forfeiture rate	3.13% - 3.91%	2.84% - 3.08%
Expected dividend yield	-	-
Fair value per option granted	CAD$0.59 - CAD$1.22	CAD$0.15 - CAD$0.25

The fair values of share options with vesting provisions are amortized on a graded method basis as share-based compensation expense over the applicable vesting periods.

Share Units

The Company has a share unit plan which provides for the granting of share unit awards to directors, officers and employees of the Company, in the form of RSUs or PSUs. The maximum number of share units that are issuable under the share unit plan is 15,000,000. Each share unit represents the right to receive one common share from treasury, subject to the satisfaction of various time and / or performance conditions.

Under the plan, all share unit grants, vesting periods and performance conditions therein are approved by the Company’s board of directors. RSUs granted under the plan, to date, vest ratably over a period of three years. PSUs granted under the plan, to date, vest ratably based upon the achievement of certain non-market performance vesting conditions. PSUs granted in 2018 vest ratably over a period of five years, PSUs granted in 2019 vest ratably over a period of four years and PSUs granted in 2020 vest ratably over a period of three years. No PSUs were granted in 2021.

A continuity summary of the RSUs of the Company granted under the share unit plan for 2021 and 2020 is presented below:

	2021		2020
		Weighted		Weighted
		Average		Average
	Number of	Fair Value	Number of	Fair Value
	Common	Per RSU	Common	Per RSU
	Shares	(CAD)	Shares	(CAD)

RSUs outstanding-January 1	5,691,899	$0.52	2,754,099	$0.70
Grants	1,958,000	1.44	3,345,750	0.38
Exercises (1)	(760,329)	0.56	(238,949)	0.69
Forfeitures	(1,087,729)	0.63	(169,001)	0.59
RSUs outstanding-December 31	5,801,841	$0.80	5,691,899	$0.52
RSUs vested-December 31	1,997,677	$0.59	970,670	$0.69

(1)	The weighted average share price at the date of exercise was CAD$1.54 (December 31, 2020 - CAD$0.56).

A continuity summary of the PSUs of the Company granted under the share unit plan for 2021 and 2020 is presented below:

	2021		2020
		Weighted		Weighted
		Average		Average
	Number of	Fair Value	Number of	Fair Value
	Common	Per PSU	Common	Per PSU
	Shares	(CAD)	Shares	(CAD)

PSUs outstanding-January 1	2,020,000	$0.63	2,140,000	$0.65
Grants	-	-	180,000	0.38
Exercises (1)	(210,000)	0.66	(120,000)	0.65
Forfeitures	(280,000)	0.68	(180,000)	0.65
PSUs outstanding-December 31	1,530,000	$0.62	2,020,000	$0.63
PSUs vested-December 31	870,000	$0.63	700,000	$0.65

(1)	The weighted average share price at the date of exercise was CAD$1.41 (December 31, 2020 - CAD$0.67).

The fair value of each RSU and PSU granted is estimated on the date of grant using the Company’s closing share price on the day before the grant date.